Pear Tree Columbia Micro Cap Fund
Investment Objective:
Long-term growth of capital.
Fee Table and Expenses of Micro Cap Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Micro Cap Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pear Tree Columbia Micro Cap Fund		Ordinary Shares	Institutional Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses	[1]	3.33%	3.28%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		4.59%	4.29%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Micro Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Micro Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5 percent return each year and that Micro Cap Funds operating expenses remain the same as set forth in the table above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Pear Tree Columbia Micro Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Ordinary Shares	460	1,385	2,319	4,685
Institutional Shares	431	1,301	2,183	4,445

Portfolio Turnover

Micro Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio).   A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Micro Cap Funds performance. During the most recent fiscal year, Micro Cap Funds portfolio turnover rate was 67 percent of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Micro Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in stocks of micro-cap companies.  Micro Cap Fund considers a micro-cap company to be a company having a market capitalization at time of purchase no larger than the market capitalization of the largest company in the Russell Microcap Index (i.e., approximately $750 million). Micro Cap Fund does not apply a minimum market capitalization to the securities that it acquires.

The sub-adviser to Micro Cap Fund utilizes a series of well-defined, established processes in order to select and reevaluate securities.  The sub-adviser begins with a universe of securities.  Each security in that universe is then evaluated using a series of proprietary screens involving fundamental, quantitative, qualitative and technical analysis.  Once a security has been subjected to those analytical filters, the sub-adviser performs a detailed assessment; develops an investment thesis; sets a price target and initiates a portfolio position.  From time to time, holdings may be diversified by company and industry, although Micro Cap Fund is not obligated to remain diversified.  While most assets are typically invested in U.S. common stocks, Micro Cap Fund may invest in American Depositary Receipts, or ADRs, and other foreign stocks traded on U.S. exchanges in keeping with Micro Cap Funds objectives.

Micro Cap Fund may lend its securities.  Micro Cap Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.  Micro Cap Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Investment Risks

It is possible to lose money by investing in Micro Cap Fund.  An investment in Micro Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Micro Cap Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Micro Cap Fund has significant holdings, or weaknesses associated with one or more specific companies in which Micro Cap Fund may have substantial investments.

Liquidity Risk.  Micro Cap Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk.  The sub-advisers judgments about the attractiveness, value, or potential appreciation of Micro Cap Funds investments may prove to be incorrect.

Micro-Capitalization Securities.  Investments in micro-capitalization companies typically present greater risks than investments in larger companies.  Many micro-cap securities do not have to meet national exchange listing requirements.  As a result, the performance of Micro Cap Fund may be more volatile than a fund that invests in small- or mid-cap stocks.

Foreign Investing.  Micro Cap Funds investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar

Sector. Micro Cap Fund currently has significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Non-Diversification.  Micro Cap Fund is non-diversified, which means that it may invest a higher percentage of its assets in a small number of issuers.  When Micro Cap Fund is not diversified, a decline in the value of the securities of one issuer could have a significant negative effect on the value of Micro Cap Funds portfolio.

Securities Lending.  Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Micro Cap Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Micro Cap Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Please refer to Fund Objectives, Strategies and Risks in the Prospectus for further details.

Performance
Micro Cap Fund had not commenced operations as of the calendar year ended December 31, 2011, and thus, there is no annual performance information included.